Capital Structure - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 01, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Additional paid in capital					$ 761,200		$ 761,200	$ 761,200	$ 761,200
Preferred stock issuance cost					21,500	$ 21,500		21,500	21,500	$ 21,500
Authorized share capital					$ 7,727		$ 7,727	$ 745	$ 745
Number of ordinary shares					750,000,000		750,000,000	70,000,000	70,000,000
Ordinary shares, par value					$ 0.01		$ 0.01	$ 0.01	$ 0.01
Number of preference shares					150,000,000		150,000,000	30,000,000	30,000,000
Preference shares, par value					$ 0.0015144558		$ 0.0015144558	$ 0.0015144558
Ordinary shares, issued					60,395,839		60,395,839	60,395,839	60,395,839
Preference shares liquidation preference, value		$ 250,000
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preferred stock issuance cost				$ 4,400
Preference shares, par value					$ 0.0015144558		$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Preference shares, issued				11,000,000	11,000,000		11,000,000	11,000,000	11,000,000
Preference shares, rate				5.95%			5.95%	5.95%	5.95%
Redemption price per share				$ 25
Proceeds or share issuance				$ 270,600
Preference shares liquidation preference, value				$ 275,000
5.950% Preference Shares (AHL PRC) | Subsequent Event
Class of Stock [Line Items]
Preference shares, rate	5.95%
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preferred stock issuance cost			$ 8,700
Preference shares, par value					$ 0.0015144558		$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Preference shares, issued			10,000,000		10,000,000		10,000,000	10,000,000	10,000,000
Preference shares, rate			5.625%				5.625%	5.625%	5.625%
Redemption price per share			$ 25		$ 25		$ 25	$ 25	$ 25
Proceeds or share issuance			$ 241,300
Preference shares liquidation preference, value			$ 250,000
5.625% Preference Shares (AHL PRD) | Subsequent Event
Class of Stock [Line Items]
Preference shares, rate	5.625%
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preferred stock issuance cost		$ 8,400
Preference shares, par value					$ 0.0015144558		$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Preference shares, issued		10,000,000			10,000,000		10,000,000	10,000,000	10,000,000
Preference shares, rate		5.625%					5.625%	5.625%	5.625%
Redemption price per share		$ 25			$ 25		$ 25	$ 25	$ 25
Depositary share interest					0.10%		0.10%	0.10%	0.10%
5.625% Preference Shares, rep by Dep Shares (AHL PRE) | Subsequent Event
Class of Stock [Line Items]
Preference shares, rate	5.625%
Depositary share interest	0.10%
Additional paid-in capital | Preference shares
Class of Stock [Line Items]
Proceeds or share issuance		$ 241,600